Long-Term Investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Parenthetical) (Detail)	12 Months Ended	1 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($) Companies	Apr. 30, 2014 Guangzhou Yuechuan [Member] USD ($)	Apr. 30, 2014 Guangzhou Yuechuan [Member] CNY	Dec. 31, 2014 Guangzhou Yuechuan [Member]	Dec. 31, 2013 Guangzhou Yuechuan [Member]	May 31, 2014 Chengdu Diting [Member] USD ($)	May 31, 2014 Chengdu Diting [Member] CNY	Dec. 31, 2014 Chengdu Diting [Member]	Dec. 31, 2013 Chengdu Diting [Member]
Schedule of Equity Method Investments [Line Items]
Number of equity investments	4
Consideration received by equity method investee		$ 2,928,000	18,000,000			$ 1,627,000	10,000,000
Equity method investments, Percentage of ownership of common share				19.13%	23.44%			16.58%	19.90%
Diluted gain arising from sale of shares	$ 449,000	$ 298,000	1,800,000			$ 151,000	900,000
Equity method investment application description	As of December 31, 2013, the investment in Chengdu Diting was accounted for under the cost method due to the fact that the Group did not have significant influence in this company. In May of 2014, the Group obtained the right to appoint a director to Chengdu Diting and thus had one out of five seats on the board of directors of this investee. Given the existence of significant influence; the Group started to apply equity method in May 2014. The investment, results of operations (current and prior periods presented), and retained earnings of the Group have been adjusted retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods in which the investment was held.